Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Raw materials	$4,430	$1,948
Work-in-progress	4,158	5,361
Total	$8,588	$7,309
Inventories consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Raw materials	$1,948	$1,831
Work-in-progress	5,361	2,735
Total	$7,309	$4,566